Winslow Green Mutual Funds

winslow green growth fund
winslow green solutions fund

Supplement dated October 26, 2009 to
Prospectus dated August 25, 2009

As of October 26, 2009, the Winslow Green Growth Fund and Winslow Green Solutions Fund will be solely managed by Jackson W. Robinson, who will be responsible for the day-to-day management of the funds.  All references to Matthew Patsky should be removed.

Please retain this Supplement with the Prospectus.

Winslow Green Mutual Funds

winslow green growth fund
winslow green solutions fund

Supplement dated October 26, 2009 to
Statement of Additional Information dated August 25, 2009

As of October 26, 2009, the Winslow Green Growth Fund and Winslow Green Solutions Fund will be solely managed by Jackson W. Robinson, who will be responsible for the day-to-day management of the funds.  All references to Matthew Patsky should be removed.

Please retain this Supplement with the Statement of Additional Information.